Schedule of loss on disposal (Details) - USD ($)			12 Months Ended
	Jun. 13, 2022	Nov. 03, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Carrying amount of net assets sold		$ (2,334,303)
Loss on disposal of Motorsports		(678,931)		$ 24,348
Loss on disposal before income tax and reclassification of foreign currency translation reserve		(578,197)
Reclassification of foreign currency translation reserve		(100,734)
Accounts payable assumed		101,322
Deferred purchase consideration of LGR		333,503
Fair value of contingent consideration		1,321,281
Total disposal consideration		1,756,106
UMG [member]
IfrsStatementLineItems [Line Items]
Cash consideration	$ 100
Deferred cash consideration	262,000
Total disposal consideration	262,100
Carrying amount of net assets sold	(4,550)
Loss on disposal of Motorsports	$ 257,550
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Cash consideration			$ 15,357,803
Total disposal consideration			15,357,803
Carrying amount of net assets sold			(577,106)
Loss on disposal of Motorsports			15,128,417
Carrying amount attributable to non-controlling interests			208,598
Loss on disposal before income tax and reclassification of foreign currency translation reserve			14,989,295
Reclassification of foreign currency translation reserve			$ 139,122
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Total disposal consideration		1,756,106
Carrying amount of net assets sold		(2,334,303)
Loss on disposal of Motorsports		(678,931)
Loss on disposal before income tax and reclassification of foreign currency translation reserve		(578,197)
Reclassification of foreign currency translation reserve		(100,734)
Accounts payable assumed		101,322
Deferred purchase consideration of LGR		333,503
Fair value of contingent consideration		$ 1,321,281